INTEREST BEARING LOANS AND BORROWINGS - Summary of Movements in Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	$ 3,744,388
Proceeds	1,433,715	$ 1,355,037
Repayments	(1,575,089)	$ (961,132)
Other	(16,079)
Debt at end of period	3,586,935
Total U.S. dollar denominated floating rate debt
Disclosure of detailed information about borrowings [line items]
Debt at beginning of period	3,744,388
Proceeds	1,433,715
Repayments	(1,575,089)
Other	(16,079)
Debt at end of period	$ 3,586,935